Recoverable Taxes	3 Months Ended
Mar. 31, 2026
Recoverable Taxes [Abstract]
Recoverable taxes

7 Recoverable taxes

	March 31, 2026	December 31, 2025
Value-added tax on sales and services - ICMS/IVA/VAT/GST	746,877	732,866
Social contribution on billings - PIS and COFINS	397,697	380,218
Withholding income tax - IRRF/IRPJ	1,827,282	1,683,298
Excise tax - IPI	17,984	16,950
Reintegra	5,308	5,180
Other	12,011	13,271
	3,007,159	2,831,783
Current	995,636	957,211
Non-current	2,011,523	1,874,572
	3,007,159	2,831,783